ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances for credit losses

		Advances to
	Accounts Receivable	Suppliers and
	Trade	Other Receivable
	$	$
Balance as of December 31, 2018	32,733	30,630
Allowances made (reversed) during the year, net	(1,386)	2,657
Accounts written-off against allowances	(309)	(1,452)
Foreign exchange effect	(1,493)	(123)
Balance as of December 31, 2019	29,545	31,712
Cumulative-effect adjustment for the adoption of ASU 2016-13	—	—
Provision for credit losses, net	9,785	1,647
Writeoffs	(639)	(5,490)
Foreign exchange effect	1,602	633
Balance as of December 31, 2020	40,293	28,502
Provision for credit losses, net	7,171	444
Writeoffs	(197)	(53)
Foreign exchange effect	(141)	186
Balance as of December 31, 2021	47,126	29,079

Allowances for accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2020	2021
	$	$
Accounts receivable trade, gross	449,251	698,498
Allowance for credit losses	(40,293)	(47,126)
Accounts receivable trade, net	408,958	651,372

Allowances for advances to suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2020	2021
	$	$
Advances to suppliers, gross	299,019	279,800
Allowance for credit losses	(19,700)	(19,682)
Advances to suppliers, net	279,319	260,118

Allowances for other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2020	2021
	$	$
Other receivable, gross	238,779	280,350
Allowance for credit losses	(8,802)	(9,397)
Other receivable, net	229,977	270,953